Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-term debt consists of the following:

	March 31,	December 31,
	2015	2014
	(unaudited)
Bulk Pangaea Secured Note (1)	$2,775,000	$3,121,875
Bulk Discovery Secured Note (2)	3,424,000	3,780,000
Bulk Patriot Secured Note (1)	4,150,000	4,762,500
Bulk Cajun Secured Note (3)	-	853,125
Bulk Trident Secured Note (1)	7,331,250	7,650,000
Bulk Juliana Secured Note (1)	4,732,292	5,070,312
Bulk Nordic Odyssey, Bulk Nordic Orion and Bulk Nordic Oshima Loan Agreement	49,750,000	51,125,000
Bulk Atlantic Secured Note (2)	7,800,000	7,890,000
Bulk Phoenix Secured Note (1)	8,699,998	8,916,665
Term Loan Facility of USD 13,000,000 (Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd.)	11,695,640	12,021,730
Long Wharf Construction to Term Loan	993,378	998,148
Senior Secured Term Loan Facility of $45,000,000 (Bulk Nordic Odin Ltd. and Bulk Nordic Olympic Ltd.)	45,000,000	-

Total	146,351,558	106,189,355
Less: current portion	(22,359,868)	(17,807,674)
Less: unamortized bank fees	(1,263,600)	(951,265)
Secured long-term debt	$122,728,090	$87,430,416

(1)
The Bulk Pangaea Secured Note, the Bulk Patriot Secured Note, the Bulk Juliana Secured Note, the Bulk Trident Secured Note and the Bulk Phoenix Secured Note are cross-collateralized by the vessels Bulk Pangaea, Bulk Patriot, Bulk Juliana, Bulk Trident and Bulk Newport and are guaranteed by the Company.

(2)	The Bulk Discovery Secured Note and the Bulk Atlantic Secured Note are cross-collateralized by the vessels m/v Bulk Discovery and m/v Bulk Beothuk and are guaranteed by the Company.
(3)	The Bulk Cajun Secured Note was repaid on February 12, 2015 in conjunction with the sale of the m/v Bulk Cajun.

Long-term debt consists of the following:

	December 31,	December 31,
	2014	2013

Bulk Pangaea Secured Note (1)	$3,121,875	$4,509,375
Bulk Discovery Secured Note (2)	3,780,000	5,204,000
Bulk Patriot Secured Note (1)	4,762,500	7,212,500
Bulk Cajun Secured Note (2)	853,125	1,990,625
Bulk Trident Secured Note (1)	7,650,000	8,925,000
Bulk Juliana Secured Note (1)	5,070,312	6,422,395
Bulk Nordic Odyssey, Bulk Nordic Orion and Bulk Nordic Oshima Loan Agreement (3)	51,125,000	34,000,000
Bulk Atlantic Secured Note (2)	7,890,000	8,250,000
Bulk Phoenix Secured Note (1)	8,916,665	9,783,334
Term Loan Facility of USD 13,000,000 (Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd.)	12,021,730	-
Long Wharf Construction to Term Loan	998,148	1,016,834
Bulk Providence Secured Note (4)	-	7,760,000
Bulk Liberty Secured Note (5)	-	5,685,000

Total	106,189,355	100,759,063
Less: current portion	(17,807,674)	(16,065,483)
Less: unamortized bank fees	(951,265)	(1,391,159)
Secured long-term debt	$87,430,416	$83,302,421

1.
The Bulk Pangaea Secured Note, the Bulk Patriot Secured Note, the Bulk Trident Secured Note, the Bulk Juliana Secured Note, and the Bulk Phoenix Secured Note are cross-collateralized by the vessels m/v Bulk Juliana, m/v Bulk Patriot, m/v Bulk Trident, m/v Bulk Pangaea, and m/v Bulk Newport and are guaranteed by the Company.

2.
The Bulk Discovery Secured Note, the Bulk Cajun Secured Note, and the Bulk Atlantic Secured Note are cross-collateralized by the vessels m/v Bulk Discovery, m/v Bulk Cajun, and m/v Bulk Beothuk and are guaranteed by the Company.

3.	The Bulk Nordic Odyssey and the Bulk Nordic Orion Loan Agreement was amended on September 17, 2014, to provide for an additional advance to finance the acquisition of m/v Nordic Oshima.
4.	The Bulk Providence Secured Note was repaid in connection with the sale of the m/v Bulk Providence on May 27, 2014.
5.	The Bulk Liberty Secured Note was repaid in connection with the sale of the m/v Bulk Liberty on July 4, 2014.

Schedule of Maturities of Long-term Debt [Table Text Block]
The future minimum annual payments (excluding unamortized bank fees) under the debt agreements are as follows:

Years ending March 31,
(unaudited)

2015	$22,359,868
2016	19,387,058
2017	34,561,145
2018	11,677,912
2019	13,237,764
Thereafter	45,127,811
$146,351,558

The future minimum annual payments under the debt agreements are as follows:

Years ending
December 31,

2015	$17,807,674
2016	19,355,261
2017	28,647,613
2018	13,889,294
2019	10,980,107
Thereafter	15,509,406

$106,189,355